Share-Based Compensation (Tables) - Long-Term Incentive Plan 2015	12 Months Ended
Dec. 31, 2019
Share-based Compensation
Summary of awards granted

				Fair value at
Awards	Number	Grant date	Expiry date	grant date
RCUs	16,999	April 1, 2015	n/a	$24.12
PCUs	16,999	April 1, 2015	n/a	$24.12
RCUs	24,925	April 1, 2016	n/a	$16.45
PCUs	24,925	April 1, 2016	n/a	$16.45
RCUs	26,097	April 3, 2017	n/a	$23.85
PCUs	26,097	April 3, 2017	n/a	$23.85
RCUs	24,608	April 2, 2018	n/a	$23.40
PCUs	24,608	April 2, 2018	n/a	$23.40
RCUs	26,308	April 1, 2019	n/a	$22.99
PCUs	26,308	April 1, 2019	n/a	$22.99

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)
Outstanding as of December 31, 2018	75,084	1.25	1,595
Granted during the year	26,308	—	605
Vested during the year	(24,925)	—	(410)
Outstanding as of December 31, 2019	76,467	1.26	1,790
PCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)
Outstanding as of December 31, 2018	75,084	1.25	1,595
Granted during the year	26,308	—	605
Vested during the year	(24,925)	—	(410)
Outstanding as of December 31, 2019	76,467	1.26	1,790